TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2023	2024
Trade receivables	16,228	18,257
Allowance for expected credit losses	(5,561)	(6,064)
Net	10,667	12,193
Other receivables	521	867
Allowance for expected credit losses	(240)	(231)
Net	281	636
Total trade and other receivables	10,948	12,829

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2023	2024
State-owned enterprises	1,875	1,935
Indosat	303	738
Government agencies	587	732
PT Indonusa Telemedia ("Indonusa")	386	386
Others (each below Rp100 billion)	443	409
Total	3,594	4,200
Allowance for expected credit losses	(1,237)	(1,195)
Net	2,357	3,005

(ii)  Third parties

	2023	2024
Individual and business subscribers	11,093	12,881
Overseas international carriers	1,541	1,176
Total	12,634	14,057
Allowance for expected credit losses	(4,324)	(4,869)
Net	8,310	9,188

b.    By age

	2023			2024
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,020	386	5.5%	7,319	417	5.7%
Past due up to 3 months	2,758	369	13.4%	3,602	329	9.1%
Past due more than 3 to 6 months	1,215	313	25.8%	1,305	285	21.8%
Past due more than 6 months	5,235	4,493	85.8%	6,031	5,033	83.5%
Total	16,228	5,561		18,257	6,064

The Group has made allowance for expected credit losses based on the collective assessment of historical impairment rates and individual assessment of its customers’ credit history, adjusted for forward-looking factors specific from the customers and the economic environment. The Group does not apply a distinction between related party and third-party receivables in assessing amounts past due. As of December 31, 2023 and 2024, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp4,033 billion and Rp5,291 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

	2023	2024
Rupiah	13,701	15,775
U.S. Dollar	2,360	2,180
Singapore Dollar	143	273
Others	24	29
Total	16,228	18,257
Allowance for expected credit losses	(5,561)	(6,064)
Net	10,667	12,193

d.    Movements in the allowance for expected credit losses

	2023	2024
Beginning balance	5,623	5,561
Allowance for expected credit losses	513	904
Receivables written-off	(575)	(401)
Ending balance	5,561	6,064

The receivables written-off relates to both related parties and third parties trade receivables.

Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2023 and 2024, certain trade receivables of the subsidiaries amounting to Rp1,248 billion and Rp2,137 billion, respectively, have been pledged as collateral under lending agreements (Notes 19 and 20c).